Segmented Information (Tables)	12 Months Ended
Dec. 31, 2012
Segmented Information [Abstract]
Segment And Geographical Information

	Canadian Division			USA Division			Market Optimization
For the years ended December 31	2012	2011	2010	2012	2011	2010	2012	2011	2010

Revenues, Net of Royalties	$2,760	$2,872	$2,829	$3,365	$4,022	$4,275	$419	$703	$797

Expenses
Production and mineral taxes	9	15	8	96	183	209	-	-	-
Transportation and processing	555	490	436	652	728	662	-	-	-
Operating	352	380	324	377	444	472	48	40	34
Purchased product	-	-	-	-	-	-	349	635	739
	1,844	1,987	2,061	2,240	2,667	2,932	22	28	24
Depreciation, depletion and amortization	748	966	826	1,102	1,226	1,094	12	12	11
Impairments	1,822	2,249	-	2,842	-	-	-	-	-
	$(726)	$(1,228)	$1,235	$(1,704)	$1,441	$1,838	$10	$16	$13

	Corporate & Other			Consolidated
	2012	2011	2010	2012	2011	2010

Revenues, Net of Royalties	$(1,384)	$870	$969	$5,160	$8,467	$8,870

Expenses
Production and mineral taxes	-	-	-	105	198	217
Transportation and processing	24	(25)	2	1,231	1,193	1,100
Operating	17	2	(3)	794	866	827
Purchased product	-	-	-	349	635	739
	(1,425)	893	970	2,681	5,575	5,987
Depreciation, depletion and amortization	94	78	77	1,956	2,282	2,008
Impairments	31	-	-	4,695	2,249	-
	$(1,550)	$815	$893	(3,970)	1,044	3,979
Accretion of asset retirement obligation				53	50	46
Administrative				392	350	362
Interest				522	468	501
Foreign exchange (gain) loss, net				(107)	133	(251)
Other				1	21	2
				861	1,022	660
Net Earnings (Loss) Before Income Tax				(4,831)	22	3,319
Income tax expense (recovery)				(2,037)	17	976
Net Earnings (Loss)				$(2,794)	$5	$2,343

Product And Divisional Information

	Canadian Division
	Natural Gas			Oil & NGLs			Other
For the years ended December 31	2012	2011	2010	2012	2011	2010	2012	2011	2010

Revenues, Net of Royalties	$2,225	$2,376	$2,480	$500	$453	$305	$35	$43	$44

Expenses
Production and mineral taxes	1	10	7	8	5	1	-	-	-
Transportation and processing	549	481	429	6	9	7	-	-	-
Operating	327	360	298	14	6	12	11	14	14
Operating Cash Flow	$1,348	$1,525	$1,746	$472	$433	$285	$24	$29	$30

	Total
	2012	2011	2010

Revenues, Net of Royalties	$2,760	$2,872	$2,829

Expenses
Production and mineral taxes	9	15	8
Transportation and processing	555	490	436
Operating	352	380	324
Operating Cash Flow	$1,844	$1,987	$2,061

	USA Division
	Natural Gas			Oil & NGLs			Other
For the years ended December 31	2012	2011	2010	2012	2011	2010	2012	2011	2010

Revenues, Net of Royalties	$2,993	$3,664	$3,912	$348	$295	$244	$24	$63	$119

Expenses
Production and mineral taxes	68	157	185	28	26	24	-	-	-
Transportation and processing	652	728	662	-	-	-	-	-	-
Operating	347	423	397	25	3	-	5	18	75
Operating Cash Flow	$1,926	$2,356	$2,668	$295	$266	$220	$19	$45	$44

	Total
	2012	2011	2010

Revenues, Net of Royalties	$3,365	$4,022	$4,275

Expenses
Production and mineral taxes	96	183	209
Transportation and processing	652	728	662
Operating	377	444	472
Operating Cash Flow	$2,240	$2,667	$2,932

	Market Optimization
	Marketing Sales			Upstream Eliminations			Total
For the years ended December 31	2012	2011	2010	2012	2011	2010	2012	2011	2010

Revenues, Net of Royalties	$4,260	$6,680	$6,729	$(3,841)	$(5,977)	$(5,932)	$419	$703	$797

Expenses
Transportation and processing	528	506	384	(528)	(506)	(384)	-	-	-
Operating	84	75	76	(36)	(35)	(42)	48	40	34
Purchased product	3,593	6,035	6,236	(3,244)	(5,400)	(5,497)	349	635	739
Operating Cash Flow	$55	$64	$33	$(33)	$(36)	$(9)	$22	$28	$24

Capital Expenditures

For the years ended December 31	2012	2011	2010

Canadian Division	$1,567	$2,031	$2,214
USA Division	1,727	2,446	2,502
Market Optimization	7	2	2
Corporate & Other	175	131	61
	$3,476	$4,610	$4,779

Goodwill, Property, Plant And Equipment And Total Assets By Segment

	Goodwill		Property, Plant and Equipment		Total Assets
As at December 31	2012	2011	2012	2011	2012	2011

Canadian Division	$1,252	$1,225	$2,960	$7,493	$4,748	$11,090
USA Division	473	473	4,405	6,733	5,664	7,691
Market Optimization	-	-	106	108	161	166
Corporate & Other	-	-	2,280	1,723	8,127	4,468
	$1,725	$1,698	$9,751	$16,057	$18,700	$23,415

Goodwill, Property, Plant And Equipment And Total Assets By Geographical Region

	Goodwill		Property, Plant and Equipment		Total Assets
As at December 31	2012	2011	2012	2011	2012	2011

Canada	$1,252	$1,225	$5,186	$9,261	$12,041	$14,652
United States	473	473	4,565	6,796	6,639	8,698
Other Countries	-	-	-	-	20	65
	$1,725	$1,698	$9,751	$16,057	$18,700	$23,415